Non-current and current financial debts - Schedule of financial debts (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 4,149	$ 4,162
Total current financial debts	570	575
Total financial debts	4,719	4,737
Local facilities (Japan), floating rate debt due 2028
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	54	53
Total current financial debts	$ 0	0
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.375%
Total non-current financial debts	$ 568	584
Series 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%
Total non-current financial debts	$ 997	996
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%
Total non-current financial debts	$ 748	747
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
Total non-current financial debts	$ 695	695
Series 2049 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%
Total non-current financial debts	$ 495	495
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%
Total non-current financial debts	$ 592	592
Revolving facility, floating rate due 2030
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0	0
All others
Disclosure of detailed information about borrowings [line items]
Total current financial debts	$ 61	65
2.750% Series 2026 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%
Total current financial debts	$ 500	499
Other short-term financial debts, floating rate
Disclosure of detailed information about borrowings [line items]
Total current financial debts	6	5
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	$ 3	$ 6